[Shearman & Sterling LLP Letterhead]

February 29, 2008

Via EDGAR Correspondence Filing

Mr. Brion Thompson
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Clarion Value Fund Master, LLC (the “Fund”) Annual N-1A Update

Dear Mr. Thompson:

     The annual update to the Fund’s N-1A is filed herewith.

     If you have any questions, please contact me at (212) 848-4347 or my colleague, Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Amy E. Bohannon Amy E. Bohannon

Enclosure

cc:     Jerry Chang (Chief Compliance Officer of the Fund)
          Nathan J. Greene (S&S)